Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 10. Related Party Transactions

Deep Borehole Demonstration Center. Deep Isolation is a member of the Deep Borehole Demonstration Center (“DBDC”). The DBDC is a 501(c)(3) organization that is seeking to obtain multinational membership and funding to demonstrate borehole disposal technology. Deep Isolation employees fill the positions of Chair of the board, Secretary and Treasurer for the DBDC. The DBDC has external members and independent directors, but was started by Deep Isolation and Deep Isolation continues to be involved in the organization. This includes an Administrative Services Agreement that allows Deep Isolation to charge the DBDC for the time the Secretary and Treasurer spend on DBDC business. The amount payable to Deep Isolation from the DBDC was $114 thousand and $128 thousand as of September 30, 2025 and December 31, 2024, respectively, which are fully reserved as of the respective period-ends.

NAC International, Inc. NAC International, Inc. (“NAC”) is a stockholder of the Company and its CEO serves as a director on the Company Board. NAC also provides services to Deep Isolation for revenue generating contracts and has rights to manufacture canisters for Deep Isolation. As of September 30, 2025 and December 31, 2024, Deep Isolation had an outstanding payable to NAC of $16 thousand and $51 thousand, respectively.

Deep Fission, Inc. Deep Fission, Inc. (“DFI”), a company co-founded by Deep Isolation’s co-founders and Board Chair, is a related party. In 2025, Deep Isolation provided certain services to DFI. As of September 30, 2025, Deep Isolation did not have an outstanding receivable from DFI.

Below is a summary of related party activities for the nine months ended September 30, 2025 and 2024 (in thousands):

Related Party	Balance Sheet Account	As of December 31, 2024	Expenses Incurred (COS)	Revenue	Cash Received / Paid	As of September 30, 2025

DBDC	Accounts Receivable	$128	$-	$24	$(38)	$114
NAC	Accounts Payable	51	49	16	(100)	16
DFI	Accounts Receivable	-	-	50	(50)	-

Related Party	Balance Sheet Account	As of December 31, 2023	Expenses Incurred (COS)	Revenue	Cash Received / Paid	As of September 30, 2024

DBDC	Accounts Receivable	$145	$-	$26	$(45)	$126
NAC	Accounts Payable	-	247	-	(155)	92
DFI	Accounts Receivable	-	-	4	(1)	3

Note 9. Related Party Transactions

Deep Borehole Demonstration Center. Deep Isolation, Inc. is a member of the Deep Borehole Demonstration Center (“DBDC”). The DBDC is a 501(3)c non-profit that is seeking to obtain multinational membership and funding to demonstrate borehole disposal technology. Deep Isolation employees fill the positions of Chair of the Board, Secretary and Treasurer for the DBDC. The DBDC has external members and independent directors, but was started by Deep Isolation Inc. and Deep Isolation Inc. continues to be involved in the organization. This includes an Administrative Services Agreement that allows Deep Isolation to charge the DBDC for the time the Secretary and Treasurer spend on DBDC business. The amount payable to Deep Isolation from the DBDC was $128 and $145 as of December 31, 2024 and 2023, respectively, which are fully reserved as of the respective year-ends.

NAC International, Inc. NAC International, Inc. (“NAC”) is a preferred shareholder in Deep Isolation, Inc. and they have two employees that serve as a member and observer on the Deep Isolation board. NAC also provides services to Deep Isolation for revenue generating contracts and has rights to manufacture canisters for Deep Isolation. As of December 31, 2024, Deep Isolation had an outstanding payable to NAC of $51, while there were no outstanding amounts payable to NAC as of December 31, 2023.

Deep Fission, Inc. Deep Fission, Inc., a company co-founded by Deep Isolation’s co-founders and Board Chair is a related party. In 2025, Deep Isolation anticipates providing certain services to Deep Fission.

Below is a summary of related party activities for the years ended December 31, 2024 and 2023:

Related Party	Balance Sheet Account	As of December 31, 2023	Expenses Incurred (COS)	Revenue	Cash Received / Paid	As of December 31, 2024
DBDC	Accounts Receivable	$145	$-	$25	$(42)	$128
NAC	Accounts Payable	-	366	-	(315)	51
Deep Fission	Accounts Receivable	-	-	4	(4)	-

Related Party	Balance Sheet Account	As of January 1, 2023	Expenses Incurred (COS)	Revenue	Cash Received / Paid	As of December 31, 2023
DBDC	Accounts Receivable	$69	$-	$76	$-	$145
NAC	Accounts Payable	-	409	-	(409)	-
Deep Fission	Accounts Receivable	-	-	-	-	-